SCHEDULE OF OTHER INFORMATION RELATED TO OPERATING LEASES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Operating cash flows from operating leases	$ 320,645	$ 221,460	$ 1,109,475	$ 826,307
Cash paid for amounts included in the measurement of lease liabilities	$ 320,645	$ 221,460	$ 1,109,475	$ 826,307
Weighted-average remaining lease term-operating leases	6 years 3 months 18 days		6 years 7 months 6 days	6 years 7 months 6 days
Weighted-average discount rate-operating leases	7.00%		7.00%	7.00%